Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.
INTANGIBLE ASSETS, NET

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Trademark	625,715	618,893
Software	32,942	40,301
Customer relationship	90,479	88,138
Technique	43,085	41,971
Non-compete	6,900	6,900
Total cost	799,121	796,203
Less: accumulated amortization	(53,270)	(106,534)
Intangible assets, net	745,851	689,669

During the years ended December 31, 2020, 2021 and 2022, the Company acquired intangible assets amounting to nil,RMB622,151 and nil, respectively, in connection with business combinations, which were measured at fair value upon acquisition.

Amortization costs recognized for the years ended December 31, 2020, 2021 and 2022 were RMB3,476, RMB50,705 and RMB56,848, respectively.

No impairment was recorded for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2023	53,717
2024	53,205
2025	52,812
2026	51,195
2027 and thereafter	478,740
Total expected amortization expense	689,669

The remaining weighted average amortization periods of intangible assets as of December 31, 2021 and 2022 are 16.3 years and 14.6 years, respectively.